EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of associates [line items]
Balance at beginning of year				$ 1,273	$ 541	$ 541
Acquisitions through business combinations				(5)		847
Additions				445		25
Dispositions				0		(162)
Share of net income		$ 18	$ 23	9	$ 30	114
Share of other comprehensive income (loss)				(9)		0
Distributions received				(23)		(62)
Foreign currency translation				(42)		(30)
Balance at end of period		$ 1,648		$ 1,648		$ 1,273
Brand Industrial Holdings Inc.
Disclosure of associates [line items]
Economic interest	17.00%
Consideration paid (received)	$ 445